Offerings	Oct. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR 0.01 per share
Fee Rate	0.0087%
Offering Note	An indeterminate amount of each identified class of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	An indeterminate amount of each identified class of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	An indeterminate amount of each identified class of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions is being registered pursuant to this registration statement. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r). Each security offered as a unit will represent an interest in two or more other securities, which may or may not be separable from one another.